Capital and Reserves (Details)	12 Months Ended
	Jul. 31, 2020 shares $ / shares	Jul. 31, 2019 shares $ / shares
Capital And Reserves
Number of warrants outstanding, beginning | shares	0	0
Number of warrants granted | shares	13,636,365	0
Number of warrants outstanding, ending | shares	13,636,365	0
Weighted average exercise price outstanding, beginning | $ / shares	$ .00	$ .00
Weighted average exercise price granted | $ / shares	.05	.00
Weighted average exercise price outstanding, ending | $ / shares	$ 0.05	$ .00